Performance B.6.3 Deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ 124	$ 109
(Charge)/credit to statement of income	33	13
Change in scope	(181)
Accounting policy changes	4
Exchange differences	(11)	2
End of period	(31)	124
Deferred tax assets	202	180		$ 191
Deferred tax liabilities	(233)	(56)	[1]	$ (62)
Deductible temporary differences	5,112	5,074
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	584	842			$ 873
Unrecognized tax losses	4,886	4,844			4,501
Deferred tax assets, intragroup dividends	34	32			32
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(52)	(39)
Deferred tax liabilities	52	39
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	32	(23)
(Charge)/credit to statement of income	(18)	53
Change in scope	(190)
Accounting policy changes	0
Exchange differences	0	2
End of period	(176)	32
Deductible temporary differences	92	68
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	76	88
Deferred tax liabilities	(252)	(56)
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	52	113
(Charge)/credit to statement of income	(3)	(61)
Change in scope	0
Accounting policy changes	0
Exchange differences	(5)	0
End of period	44	52
Deductible temporary differences	4,886	4,844
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	44	52
Deferred tax liabilities	0	0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(32)	(32)
(Charge)/credit to statement of income	(2)	1
Change in scope	0
Accounting policy changes	0
Exchange differences	0	(1)
End of period	(34)	(32)
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	(34)	(32)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	72	51
(Charge)/credit to statement of income	56	20
Change in scope	9
Accounting policy changes	4
Exchange differences	(6)	1
End of period	135	72
Deductible temporary differences	134	162
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	134	79
Deferred tax liabilities	1	(7)
Less than 1 year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	0	39			27
1 to 5 years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3	494			493
After five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	493	0			0
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 4,390	$ 4,311			$ 3,981

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.